Income Tax (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2022
Income Tax (Details) [Line Items]
U.S. federal net operating loss carryovers	$ 173,802	$ 0
Change in valuation allowance	$ 116,781	$ 215,237
DIGERATI TECHNOLOGIES, INC [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards			$ 26,356,740
Effective corporate flat tax rate			21.00%
Valuation allowance			$ 2,292,142